February 4, 2011

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: Renaissance Capital Greenwich Funds

       Registration Statement File No. 333-21311

       CIK No. 0001026634

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 18 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 27, 2011.

                                                Very truly yours,

                                                /s/ William K. Smith

                                                William K. Smith

                                                 President